Annual Total Returns - BlackRock LifePath Dynamic Retirement Fund (Class K) [BarChart] - Class K - BlackRock LifePath Dynamic Retirement Fund - Class K Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	4.27%
Annual Return 2012	9.03%
Annual Return 2013	6.54%
Annual Return 2014	5.24%
Annual Return 2015	(1.28%)
Annual Return 2016	6.20%
Annual Return 2017	11.87%
Annual Return 2018	(3.47%)
Annual Return 2019	17.07%
Annual Return 2020	13.17%